Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) yr $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) yr $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 1.82		$ 2.42
Award life (weighted average) | yr	5.6		5.6
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 8,407		$ 8,407		$ 5,194
Expense (benefit) for awards recognized | $	1,900	$ (100)	3,514	$ 139
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 8,100		$ 8,100		$ 4,900
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 10.16		$ 7.91
Expected volatility	91.00%		83.00%
Risk-free interest rate	3.90%		3.90%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 12.72		$ 12.72
Expected volatility	92.00%		92.00%
Risk-free interest rate	4.19%		4.47%